17. FINANCIAL INSTRUMENTS (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash flows transfers, opening balance	$ 16,977,922	$ (32,879,619)
Valuation of existing contracts, opening balance	3,810,683	44,311,248
Valuation of new contracts	7,735,745	1,219,495
Transfer to profit or loss during the period	(5,485,738)	4,326,798
Cash flows transfers, closing balance	23,038,612	16,977,922
Forward
Disclosure of detailed information about financial instruments [line items]
Cash flows transfers, opening balance	10,554,584	(37,523,502)
Valuation of existing contracts, opening balance	3,220,636	42,502,317
Valuation of new contracts	7,667,925	1,219,495
Transfer to profit or loss during the period	(4,616,088)	4,356,274
Cash flows transfers, closing balance	16,827,057	10,554,584
Swap
Disclosure of detailed information about financial instruments [line items]
Cash flows transfers, opening balance	6,423,338	4,643,883
Valuation of existing contracts, opening balance	590,047	1,808,931
Valuation of new contracts	67,820	0
Transfer to profit or loss during the period	(869,650)	(29,476)
Cash flows transfers, closing balance	$ 6,211,555	$ 6,423,338